Goodwill and Intangible Assets, Net - Indefinite-Lived Intangible Assets (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Indefinite-lived intangible assets:
Trade name - website domain (forge.com)	$ 2,202	$ 2,202	$ 960
Gross Carrying Amount	24,092	24,092	21,890
Accumulated amortization	(8,197)	(7,266)	2,478
Net Carrying Amount	15,895	16,826	$ 19,412
Trade name
Indefinite-lived intangible assets:
Trade name - website domain (forge.com)	$ 2,202	$ 2,202